Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 977,000
Previously Paid Amount	0.00
Total Fee Amount	149.58
Total Offset Amount	0.00
Net Fee	149.58
Narrative - Max Aggregate Offering Price	$ 977,000
Final Prospectus	true